HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

August 30, 2012

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:
Hillman Capital Management Investment Trust (File Nos. 333-44568 and 811-10085); Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on behalf of The Hillman Focused Advantage Fund

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Hillman Capital Management Investment Trust, pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 20 to the Registration Statement of the Trust.

This amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933 for the purpose of making material changes to the principal investment strategy of The Hillman Focused Advantage Fund.  The amendment also makes other minor and conforming changes to the Fund’s Prospectus and Statement of Additional Information.  The amendment contains the Prospectus, Statement of Additional Information, Part C, Signature Page, and Exhibits.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
Hillman Capital Management Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Terrence O. Davis
Thompson Hine LLP
1919 M Street, NW
Suite 700
Washington, DC 20036